INCOME TAXES - Summary of reconciliation of effective tax rate and statutory income tax rate (Detail) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2025 CNY (¥)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 CNY (¥)	Dec. 31, 2023 CNY (¥)
Income Tax Expense (Benefit), Effective Income Tax Rate Reconciliation, Amount [Abstract]
Income/(loss) before provision for income tax and share of results of equity investees	¥ (327,418)	$ (46,820)	¥ (1,040,322)	¥ 12,524
Income tax (expense)/ benefits computed at an applicable tax rate of 25%	81,855		260,081	(3,131)
Effect of changes in tax laws or rates enacted in the current year	0
Effect of cross-border tax laws	0
Change in valuation allowance	13,493		(219,272)	(46,054)
Non-taxable income	0
Non-deductible expenses	(4,390)
Share-based compensation expenses	(2,446)
Others	(1,944)
Changes in unrecognized tax benefits	0
Effect of permanent differences			(34,587)	(27,346)
Effect of research and development super-deduction	31,596		52,705	44,935
Effect of preferential tax rate	114,066		(67,850)	17,480
Effect on tax rates in different tax jurisdictions			291	3,459
Others	1,688
Income tax benefits/(expenses)	¥ 4,111	$ 588	¥ (8,632)	¥ (10,657)
Effective Income Tax Rate Reconciliation, Percent [Abstract]
Income tax rate	25.00%	25.00%	25.00%	25.00%
Effect of changes in tax laws or rates enacted in the current year	0.00%	0.00%
Effect of cross-border tax laws	0.00%	0.00%
Change in valuation allowance	(4.10%)	(4.10%)
Non-taxable income	0.00%	0.00%
Non-deductible expenses	(1.30%)	(1.30%)
Share-based compensation expenses	(0.70%)	(0.70%)
Others	(0.60%)	(0.60%)
Changes in unrecognized tax benefits	0.00%	0.00%
Effect of preferential tax rate	(34.90%)	(34.90%)
Effect of research and development super-deduction	9.70%	9.70%
Others	0.50%	0.50%
Income tax expenses, percent total	1.30%	1.30%
Chinese Mainland
Income Tax Expense (Benefit), Effective Income Tax Rate Reconciliation, Amount [Abstract]
Income/(loss) before provision for income tax and share of results of equity investees	¥ (411,103)		¥ (1,040,744)	¥ 2,277
Income tax benefits/(expenses)	4,111
Non-Chinese Mainland
Income Tax Expense (Benefit), Effective Income Tax Rate Reconciliation, Amount [Abstract]
Income/(loss) before provision for income tax and share of results of equity investees	83,685		¥ 422	¥ 10,247
Income tax benefits/(expenses)	0
Cayman Islands
Income Tax Expense (Benefit), Effective Income Tax Rate Reconciliation, Amount [Abstract]
Effect on tax rates in different tax jurisdictions	¥ (19,915)
Effective Income Tax Rate Reconciliation, Percent [Abstract]
Foreign Tax Effects	6.10%	6.10%
Hong Kong
Income Tax Expense (Benefit), Effective Income Tax Rate Reconciliation, Amount [Abstract]
Effect on tax rates in different tax jurisdictions	¥ (1,067)
Effective Income Tax Rate Reconciliation, Percent [Abstract]
Foreign Tax Effects	0.30%	0.30%
Other Foreign Jurisdictions
Income Tax Expense (Benefit), Effective Income Tax Rate Reconciliation, Amount [Abstract]
Effect on tax rates in different tax jurisdictions	¥ 61
Effective Income Tax Rate Reconciliation, Percent [Abstract]
Foreign Tax Effects	(0.00%)	(0.00%)